Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Securities available for sale, at fair value, amortized cost	$ 178,392,462	$ 432,065,590
Securities held to maturity, at fair value	216,745,438	0
Loans, allowance for loan losses	6,542,326	8,077,499
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,877,614	4,870,114
Common stock, shares outstanding	4,877,614	4,870,114
Accumulated other comprehensive loss, net of tax benefits	$ (5,283,048)	$ (12,640,667)